Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

RAI 401K SAVINGS PLAN

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

Employer Identification Number (EIN): 20-0546644

Plan Number: 001

December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost**	Par value or number of units	(e) Current value
*	BAT Stock Fund-BAT American Depository Shares	Unitized company stock fund		2,611,105	$147,840,765

	Avantis U.S. Small Cap Equity Fund Institutional	Mutual fund		3,598,938	41,783,672
	PIMCO Income A	Mutual fund		2,006,867	22,055,464
	JOHCM GLB EM OPS IS	Mutual fund		1,130,376	16,853,900
	PIMCO Total Return Fund	Mutual fund		3,550,569	31,458,038
	Dodge and Cox International Stock	Mutual fund		2,740,238	45,104,322
	JP Morgan Disciplined Equity Fund Class R6	Mutual fund		5,460,900	261,686,312
	PIF DVRSD REAL AST I	Mutual fund		378,717	4,635,492
	Total mutual fund				423,577,200

*	Fidelity Retirement Money Market Fund	Cash management account - money market fund		89,127	89,127
*	BAT Stock Fund-Fidelity Money Market Fund	Cash management account - money market fund		2,702,938	2,702,938
	Total cash management account - money market fund				2,792,065

	Self-Directed Brokerage Accounts			201,149,223	201,060,562

	Galliard Stable Return Fund W (Interest Income Fund)	Common/collective investment trust		3,605,864	243,095,162
	T. Rowe Price Global Growth Equity Trust A	Common/collective investment trust		1,618,506	34,457,989
	BTC Lifepath Retirement J	Common/collective investment trust		6,363,280	97,598,082
	BTC Lifepath 2030 J	Common/collective investment trust		4,564,567	78,513,298
	BTC Lifepath 2035 J	Common/collective investment trust		5,326,000	98,876,662
	BTC Lifepath 2040 J	Common/collective investment trust		5,518,296	109,808,577
	BTC Lifepath 2045 J	Common/collective investment trust		5,001,018	105,870,548
	BTC Lifepath 2050 J	Common/collective investment trust		5,410,068	119,680,437
	BTC Lifepath 2055 J	Common/collective investment trust		2,768,234	62,252,334
	BTC Lifepath 2060 J	Common/collective investment trust		1,274,187	28,695,592
	BTC Lifepath 2065 J	Common/collective investment trust		755,663	14,240,092
	Vanguard Institutional Total Bond Market Index Trust	Common/collective investment trust		189,055	20,826,306
	Vanguard Institutional Total International Stock Market Index Trust	Common/collective investment trust		280,457	39,401,411
	Vanguard Institutional Total Stock Market Index Trust	Common/collective investment trust		2,969,394	410,607,753
	Total common/collective investment trust				1,463,924,243
	Total investments				2,239,194,835
*	Participant loans	1,375 loans with interest rates ranging from 4.25% to 9.50% and maturity dates ranging from 1/1/2026-12/1/2040			16,956,086
	Total assets				$2,256,150,921

* Denotes a party-in-interest.

** Cost information is not required for participant-directed investments and therefore, is not included.

See accompanying report of independent registered public accounting firm.